UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04605

First Financial Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments.

Portfolio of Investments as of June 30, 2008 (Unaudited)

FIRST FINANCIAL FUND, INC.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS-106.8%
DOMESTIC COMMON STOCKS-69.3%
Banks & Thrifts-27.3%
41,000	1st United Bancorp, Inc.	$256,250
83,490	Alliance Bankshares Corporation† (a)	307,243
541,900	AmeriServ Financial, Inc.† (a)	1,598,605
245,841	Bancorp, Inc.† (a)	1,873,308
11,900	Bank of Commerce Holdings	77,410
23,900	Bank of Florida Corporation† (a)	173,275
34,000	Bank of Marin (a)	833,000
83,300	Bank of Virginia†	524,790
96,173	BankFinancial Corporation	1,251,211
57,000	BCB Bancorp, Inc.	762,375
154,300	Benjamin Franklin Bancorp, Inc. (a)	1,993,556
48,552	Beverly Hills Bancorp, Inc.	81,567
64,300	Beverly National Corporation (a)	1,286,965
37,400	Bridge Capital Holdings†	440,572
13,400	Cambridge Bancorp	358,450
146,000	Capital Corporation of the West (a)	554,800
65,000	Cardinal Financial Corporation (a)	406,900
47,298	Carolina Trust Bank†	482,440
340,815	CCF Holding Company (b)	954,282
2,720	Central Virginia Bankshares, Inc. (a)	44,200
51,860	Centrue Financial Corporation (a)	570,460
60,000	Community Bank† (c) (d)	4,509,000
66,000	Community Bank of Orange, N.A.†	181,500
75,800	Connecticut Bank & Trust†	428,270
114,831	Dearborn Bancorp, Inc.† (a)	558,079
115,900	Eastern Virginia Bankshares (a)	1,854,400
97,200	FC Holdings, Inc. (c) (d)	972,000
5,700	First Advantage Bancorp†	69,540
39,700	First American International (c) (d)	1,250,550
136,978	First California Financial Group, Inc.†	789,678
17,400	First Capital Bancorp, Inc.†	206,886
225,534	First Regional Bancorp† (a)	1,265,246
212,000	First Security Group, Inc. (a)	1,182,960
66,726	First Southern Bancorp (c) (d)	1,201,068
28,200	First State Bank† (d)	172,725
2,880	First Trust Bank† (a)	29,952
193,261	Florida Capital Group (c) (d)	2,222,502
15,645	FNB Bancorp	265,965
121,936	Gateway Financial Holdings	935,249
207,700	Great Florida Bank Class A†	986,575
15,300	Great Florida Bank Class B	84,150
228,000	Hampshire First Bank† (c)	1,983,600
35,203	Heritage Oaks Bancorp (a)	320,347

See accompanying notes to financial statements.

Shares	Description	Value (Note 1)
Banks & Thrifts - continued
49,200	ICB Financial (c)	$243,540
19,000	Katahdin Bankshares Corporation (c)	301,625
70,085	MetroCorp Bancshares, Inc. (a)	836,815
905,600	National Bancshares, Inc. (c) (d)	2,399,840
39,900	New England Bancshares, Inc. (a) (c)	408,975
138,600	NewBridge Bancorp (a)	956,340
5,400	North Dallas Bank & Trust Company	283,635
356,822	Northfield Bancorp, Inc.†	3,835,836
40,500	Oak Ridge Financial Services, Inc.†	346,275
2,500	Old Point Financial Corporation (a)	44,500
54,208	Parkway Bank†	443,150
130,500	Pennsylvania Commerce Bancorp† (a)	3,138,525
163,590	Pilot Bancshares, Inc. (c)	654,360
190,540	Republic First Bancorp, Inc.† (a)	1,383,320
65,945	SCBT Financial Corporation	1,883,389
169,200	Signature Bank†	4,358,592
111,615	Southern Connecticut Bancorp, Inc.† (a)	781,305
92,369	Southern First Bancshares, Inc.† (a)	1,061,320
302,900	Square 1 Financial, Inc. (c) (d)	3,331,900
97,500	State Bancorp, Inc. (a) (c)	1,218,750
84,158	Sterling Bank	329,899
32,450	SuffolkFirst Bank† (a)	230,233
242,387	Sun Bancorp, Inc.†	2,460,228
52,294	Valley Commerce Bancorp†	614,459
36,100	VIST Financial Corporation (a)	483,740
43,787	Wainwright Bank & Trust Company	414,663
24,519	Yadkin Valley Financial Corporation (a)	293,002
		69,040,117
Diversified Financial Services-4.5%
16,240	Affinity Financial Corporation (c) (d)	173,768
25,000	CMET Financial Holdings, Inc. (c) (d)	362,500
165,700	Goldleaf Financial Solutions† (a)	357,912
276,300	Highland Financial Trust† (c) (d) (e)	2,892,861
60,000	Independence Financial Group, Inc. (c) (d)	529,200
93,615	Mackinac Financial Corporation†	655,305
175,100	Muni Funding Co of America, LLC (c) (d) (e)	861,492
455,100	Ocwen Structured Investments, LLC (c) (d)	2,166,822
265,000	Resource Capital Corporation† (c) (e)	1,910,650
466,667	Terra Nova Financial Group† (c)	583,333
151,080	TICC Capital Corporation (a)	824,897
		11,318,740
Insurance-1.5%
241,100	AmTrust Financial Services, Inc. (c) (e)	3,095,724
108,200	Maiden Holdings, Ltd. (a)	692,480
		3,788,204

See accompanying notes to financial statements.

Shares	Description	Value (Note 1)
Mortgages & REITS-11.0%
134,500	American Capital Agency Corporation, REIT	$2,238,080
230,500	Annaly Capital Management, Inc.; REIT (a)	3,575,055
17,362	Arbor Realty Trust, Inc.; REIT (a)	155,737
152,766	Cypress Sharpridge Investments, Inc., REIT (c) (d) (e)	2,749,788
55,000	Embarcadero Bank (c) (d)	549,450
371,650	Hatteras Financial Corporation; REIT† (c) (e)	8,544,234
421,324	MFA Mortgage Investments, Inc.; REIT	2,747,033
155,504	Newcastle Investment Holdings Corporation; REIT (d)	517,828
507,416	Thornburg Mortgage, Inc. (c)	101,483
2,949,943	Thornburg Mortgage, Inc. Escrow (c) (d)	2,949,943
865,744	Thornburg Mortgage, Inc. Participation (c) (d)	865,744
87,900	Verde Realty (c) (d)	2,900,700
		27,895,075
Savings & Loans-25.0%
236,800	Abington Bancorp, Inc. (a)	2,159,616
75,500	American Bancorp of NJ (a)	776,895
34,100	Appalachian Bancshares, Inc.†	254,386
151,500	Beacon Federal Bancorp, Inc.	1,587,720
317,000	Beneficial Mutual Bancorp, Inc.†	3,509,190
23,720	Boston Private Financial Holdings, Inc. (a)	134,492
129,280	Broadway Financial Corporation (a) (b)	1,078,195
140,756	Cape Bancorp, Inc.†	1,373,779
60,100	Carver Bancorp, Inc.	525,875
81,700	Central Federal Corporation	305,558
105,600	CFS Bancorp, Inc.	1,245,024
34,500	Citizens Community Bank†	268,238
54,700	Citizens First Bancorp, Inc. (a)	328,200
181,682	Danvers Bancorp, Inc.† (a)	1,998,502
26,900	ECB Bancorp, Inc. (a)	659,050
396,200	ESSA Bancorp, Inc.	4,960,424
32,500	Fidelity Federal Bancorp (d)	788,125
25,638	First Community Bank Corporation of America†	267,661
129,400	Firstfed Financial Corporation†	1,108,958
441,100	Flagstar Bancorp, Inc. (c)	1,327,711
43,400	Georgetown Bancorp, Inc.†	245,210
222,900	Hampden Bancorp, Inc. (a)	2,233,458
3,630	HF Financial Corporation	59,169
327,448	Home Federal Bancorp, Inc. (a)	3,228,637
93,100	Jefferson Bancshares, Inc. (a)	881,191
81,700	Legacy Bancorp, Inc. (a)	942,001
66,000	Liberty Bancorp, Inc. (a)	594,660
130,712	LSB Corporation (a)	1,952,184
30,200	Malvern Federal Bancorp, Inc.†	329,633
182,200	Meridian Interstate Bancorp, Inc.† (a)	1,770,984
310,300	MidCountry Financial Corporation (c) (d)	1,414,968
113,200	Newport Bancorp, Inc.†	1,347,080

See accompanying notes to financial statements.

Shares	Description	Value (Note 1)
Savings & Loans - continued
67,100	Old Line Bancshares, Inc.	$450,241
87,928	Oritani Financial Corporation† (a)	1,406,848
110,400	Osage Bancshares, Inc.	1,065,360
163,300	Pacific Premier Bancorp, Inc.† (a)	840,995
165,930	Perpetual Federal Savings Bank (b)	2,621,694
17,500	Privee LLC (c) (d)	2,782,500
75,100	Provident Financial Holdings, Inc. (a)	708,944
40,650	Redwood Financial, Inc.† (b) (d)	609,750
90,000	River Valley Bancorp (b)	1,347,750
28,600	Rockville Financial, Inc. (a)	359,216
55,100	Rome Bancorp, Inc. (a)	611,610
6,300	Royal Financial, Inc.† (a)	47,880
289,600	SI Financial Group, Inc. (a)	2,448,568
13,800	Sound Financial, Inc.†	126,132
362,400	Sovereign Bancorp, Inc.	2,667,264
100,000	Sterling Eagle (c) (d)	74,750
110,500	Third Century Bancorp (b)	983,450
266,349	United Financial Bancorp, Inc.	2,975,118
102,600	Viewpoint Financial Group	1,510,272
		63,295,116
	Total Domestic Common Stocks (cost $220,183,816)	175,337,252

FOREIGN COMMON STOCKS-23.3%
Bermuda-4.3%
112,718	Catlin Group, Ltd.	785,140
112,000	CRM Holdings, Ltd.† (a)	376,320
7,700	Enstar Group, Ltd.†	673,750
375,700	Maiden Holdings, Ltd. (c) (e)	2,359,396
493,300	MF Global, Ltd.† (a)	3,112,723
36,500	RAM Holdings, Ltd.† (a)	36,500
8,000	White Mountains Insurance Group, Ltd.	3,432,000
		10,775,829
Brazil-3.7%
1,421,000	Banco Industrial e Comercial S.A.	7,370,795
2,100	Brasil Brokers Participacoes S.A.†	1,901,289
		9,272,084
Denmark-0.6%
12,690	Gronlandsbanken	1,608,552

Guernsey-4.1%
526,817	European Capital, Ltd. (c)	5,131,503
427,001	KKR Private Equity Investors, LLP	5,281,575
		10,413,078
India-2.8%
135,846	Axis Bank, Ltd.	1,905,949

See accompanying notes to financial statements.

Shares	Description	Value (Note 1)
India - continued
14,934	Financial Technologies India, Ltd.	$588,335
13,393	Housing Development Finance Corporation	602,024
193,066	Indiabulls Financial Services, Ltd.	1,168,941
468,996	Infrastructure Development Finance Co, Ltd.†	1,122,756
22,999	JM Financial, Ltd.	775,097
80,902	Kotak Mahindra Bank, Ltd.†	857,439
		7,020,541
Netherlands-2.0%
404,030	AerCap Holdings N.V.† (a)	5,102,899

Singapore-0.1%
214,000	ARA Asset Management, Ltd. (e)	111,832

Sweden-0.4%
61,000	Intrum Justitia AB	1,105,339

Switzerland-4.3%
22,390	Augsburg Re AG (c) (d)	—
20,463	Basler Kantonalbank	2,330,363
8,968	Luzerner Kantonalbank	2,330,923
89,969	Paris Re, Holdings, Ltd.† (c)	1,927,809
5,891	St Galler Kantonalbank	2,669,052
8,447	Valiant Holding	1,617,087
		10,875,234
United Kingdom-1.0%
987,260	Aberdeen Asset Management, PLC	2,603,352
	Total Foreign Common Stocks (cost $79,594,449)	58,888,740

DOMESTIC PREFERRED STOCKS-8.6%
Banks & Thrifts-3.2%
43,200	Citizens Republic Bancorp, Inc. (c)	1,525,392
2,544	South Financial Group (The), Inc. (c) (d)	1,612,504
8,456	South Financial Group, Inc. (c) (d)	5,099,644
		8,237,540
Savings & Loans-3.7%
1,798	Flagstar Bancorp, Inc. (c) (d)	1,260,715
127	Washington Mutual, Inc	8,041,370
		9,302,085
Diversified Financial Services-1.7%
44,500	MF Global, Ltd. Series B (c) (e)	4,313,830
	Total Domestic Preferred Stocks (cost $31,551,750)	21,853,455

FOREIGN PREFERRED STOCK-0.6%
Brazil-0.6%
270,100	Banco Sofisa S.A.
	(cost $1,643,384)	1,409,513

See accompanying notes to financial statements.

Shares/ Par Value	Description	Value (Note 1)
WARRANTS-0.1%
195,000	Dime Bancorp, Inc., Warrant, Expires 12/26/50†	$57,525
12,300	ICB Financial, Warrant, Expires 6/30/09 †(c) (d)	—
26,500	Resource Capital Corporation, Warrant, Expires 12/31/09 †(c) (d)	3,050
2,333,333	Terra Nova Financial Group, Warrant, Expires 3/20/11 †(c) (d)	78,727
181,429	Washington Mutual, Inc., Warrant, Expires 12/12/2099 †(c) (d)	—
	Total Warrants (cost $—)	139,302

DOMESTIC CORPORATE BONDS & NOTES-4.9%
Diversified Financial Services-1.5%
4,448,200	MF Global, Ltd. Convertible Debt, 9.00%, due 6/20/38 (c) (e)	3,892,175

Mortgages & REITS-3.4%
9,956,000	Thornburg Mortgage, Inc., 18.00%, due 3/31/15 (c) (d)	8,487,490
	Total Domestic Corporate Bonds & Notes (cost $13,538,461)	12,379,665

FOREIGN CORPORATE BOND & NOTE-0.0%*
Switzerland-0.0%*
44,125	Augsburg Re AG Convertible Debt, Zero Coupon, 6/8/16 (c) (d) (cost $82,068)	14,437

	Total Long Term Investments (cost $346,593,928)	270,022,364

SHORT TERM INVESTMENTS-13.4%
Repurchase Agreement-5.3%
13,400,000	Deutsche Bank Tri Party Repo, 2.700% dated 6/30/08, to be repurchased at $13,401,005 on 7/01/2008, collateralized by U.S. Government Agency Securities with an aggregate market value plus interest of $13,668,000, rates from 5.00%-7.00% and maturities from 9/01/2035-9/01/2037 (cost $13,400,000)	13,400,000

INVESTMENTS OF SECURITY LENDING COLLATERAL-8.1%
20,463,436	State Street Navigator Securities Lending Prime Portfolio (cost $20,463,436)	20,463,436

	Total Short Term Investments (cost $33,863,436)	33,863,436

Total Investments-120.2%
	(cost $380,457,364)	303,885,800
	Other Assets and Liabilities-(20.2)%	(51,021,948)
	Net Assets-100%	252,863,852

†	Non-income producing security
*	Amount represents less than 0.1% of net assets.
(a)	Securities or partial securities on loan. See Note 1
(b)	Affiliated Company. See Note 3 to Financial Statements.
(c)	Private Placement restricted as to resale and does not have a readily available market.

See accompanying notes to financial statements.

(d)	Indicates a fair valued security. Total market value for fair value securities is $55,806,341 representing 22.1% of total net assets.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.

REIT -	Real Estate Investment Trust

See accompanying notes to financial statements.

FIRST FINANCIAL FUND, INC.

Notes to Schedule of Investments

June 30, 2008 (Unaudited)

Note 1.  Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.  The financial statements include investments valued at $55,806,341 (22.1% of total net assets) as of June 30, 2008 and $66,655,800 (22.4% of total net assets) as of March 31, 2008, whose fair values have been estimated by management in the absence of readily determinable fair values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

The valuation techniques used by the Fund to measure fair value during the six months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$214,971,806
Level 2 - Other Significant Observable Inputs	88,913,994
Level 3 - Significant Unobservable Inputs	—
Total	$303,885,800

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of the income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses on investment securities sold.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Lending of Portfolio Securities:  The Fund, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees.  The Fund receives cash collateral, which is invested by the lending agent in short-term money market instruments, in an amount at least equal to the current market value of the loaned securities. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. To the extent

2

that advisory or other fees paid by State Street Navigator Securities Lending Portfolio are for the same or similar services as fees paid by the Fund, there will be a layering of fees, which would increase expenses and decrease returns.  Information regarding the value of the securities loaned and the value of the collateral at period end is included in the Fund’s Portfolio of Investments. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. As of June 30, 2008, the Fund had outstanding loans of securities of  $22,121,173 to certain approved brokers for which the Fund received collateral of $20,463,436.  The Fund also had non-cash collateral of $2,579,217 which consisted of a foreign corporate bond security.

Note 2.  Unrealized Appreciation/(Depreciation)

On June 30, 2008,   based on cost of  $382,982,248 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $12,971,023 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $92,067,471.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Ending Share Balance	Dividend Income	Market Value

Broadway Financial Corporation	129,280	129,280	$6,464	$1,078,195
CCF Holding Company	340,815	340,815	17,041	954,282
Perpetual Federal Savings Bank	165,930	165,930	33,186	2,621,694
Redwood Financial, Inc.	40,650	40,650	—	609,750
River Valley Bancorp	90,000	90,000	18,900	1,347,750
Third Century Bancorp	110,500	110,500	4,420	983,450
			$80,011	$7,595,121

3

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Financial Fund, Inc.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	8/20/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	8/20/08

By	/s/ Carl. D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date	8/20/08